CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest and dividend income:
Loans, including fees	$ 44,396	$ 43,673	$ 33,989
Securities:
Taxable interest	3,130	3,488	4,132
Tax-exempt interest	77	117	1
Dividends	435	184	27
Other	88	59	43
Total interest and dividend income	48,126	47,521	38,192
Interest expense:
Deposits	5,603	5,394	5,212
Federal Home Loan Bank advances	2,969	2,513	2,897
Subordinated debt and other borrowings	329	336	345
Total interest expense	8,901	8,243	8,454
Net interest income	39,225	39,278	29,738
Provision for loan losses	2,509	1,539	1,319
Net interest income after provision for loan losses	36,716	37,739	28,419
Noninterest income:
Other-than-temporary impairment losses on securities	0	0	(8)
Service fees	6,726	6,964	5,766
Wealth management fees	1,204	1,221	1,157
Increase in cash surrender value of bank-owned life insurance	618	580	400
Net gain (loss) on sale of securities	146	64	(1,155)
Mortgage banking	721	535	1,083
Net gain on derivatives	50	60	205
Other	856	742	857
Total noninterest income	10,321	10,166	8,305
Noninterest expenses:
Salaries and employee benefits	19,903	20,001	17,924
Occupancy and equipment	7,409	7,724	5,971
Computer and electronic banking services	5,629	5,630	4,177
Outside professional services	1,872	1,808	1,296
Marketing and advertising	964	977	705
Supplies	586	612	459
FDIC deposit insurance and regulatory assessments	1,015	1,234	1,058
Merger expenses	0	0	2,608
Core deposit intangible amortization	601	613	220
Other real estate operations	538	425	564
Other	2,068	2,482	2,695
Total noninterest expenses	40,585	41,506	37,677
Income (loss) before income tax provision (benefit)	6,452	6,399	(953)
Income tax provision (benefit)	2,104	1,988	(98)
Net income (loss)	$ 4,348	$ 4,411	$ (855)
Earnings (loss) per share:
Basic	$ 0.36	$ 0.36	$ (0.08)
Diluted	$ 0.36	$ 0.36	$ (0.08)